Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Statement of Operations Disclosures) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	$ 885			$ 837						$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment Income	3			5						7	10	18	31	38
Other Income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
Labor and Related Expense	(529)			(500)						(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other Cost and Expense, Operating	(155)			(129)						(311)	(285)	(581)	(656)	(564)
Depreciation	(21)			(19)						(47)	(38)	(79)	(74)	(63)
Amortization of Intangible Assets	(14)			(15)						(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge		(492)										(492)	0	0
Net (loss) gain on disposal of operations	0			0						0	0	(3)	4	(2)
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171			179						458	496	(209)	566	753
Investment income from Group undertakings	0			0						0	0	0	0	0
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs												0	(171)	0
Interest Expense	(32)			(33)						(63)	(65)	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	139			146						395	431	(337)	239	587
Income Tax Expense (Benefit)	(29)			(36)						(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110			110						318	327	(438)	207	447
Income (Loss) from Equity Method Investments	(3)			(1)						12	14	5	12	23
Equity Account For Subsidiaries	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	107			109						330	341	(433)	219	470
Discontinued operations, net of tax	0			1						0	1	0	1	0
Net income (loss)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Net Income (Loss) Attributable to Noncontrolling Interest	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	(805)	26	108	225	25	60	85	34	324	333	(446)	204	455
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	0			0						0	0	0	0	0
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
Labor and Related Expense	(1)			0						(1)	(1)	(2)	(3)	0
Other Cost and Expense, Operating	(1)			(10)						(5)	(7)	(4)	(17)	335
Depreciation	0			0						0	0	0	0	0
Amortization of Intangible Assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(347)
Total expenses	(2)			(10)						(6)	(8)	(6)	(20)	(12)
OPERATING (LOSS) INCOME	(2)			(10)						(6)	(8)	(6)	(20)	(12)
Investment income from Group undertakings	0			0						0	0	6	35	0
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	(10)			(10)						(21)	(21)	(43)	(34)	0
(Loss) income from continuing operations before income taxes and interest in earnings of associates	(12)			(20)						(27)	(29)	(43)	(19)	(12)
Income Tax Expense (Benefit)	0			5						0	7	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)			(15)						(27)	(22)	(43)	(19)	(12)
Income (Loss) from Equity Method Investments	0			0						0	0	0	0	0
Equity Account For Subsidiaries	117			123						351	355	(403)	223	467
(LOSS) INCOME FROM CONTINUING OPERATIONS	105			108							333	(446)	204	455
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)	105			108						324	333	(446)	204	455
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105			108						324	333	(446)	204	455
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	3			3						6	6	12	13	12
Other Income	0			0						0	0	0	0	0
Total Revenues	3			3						6	6	12	13	12
Labor and Related Expense	(22)			(6)						(45)	(22)	(96)	(69)	(65)
Other Cost and Expense, Operating	(68)			(35)						(116)	(55)	(162)	(70)	(64)
Depreciation	(8)			(5)						(12)	(8)	(16)	(14)	(9)
Amortization of Intangible Assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	2,610
Total expenses	(98)			(46)						(173)	(85)	(274)	(153)	2,472
OPERATING (LOSS) INCOME	(95)			(43)						(167)	(79)	(262)	(140)	2,484
Investment income from Group undertakings	145			144						278	448	2,322	682	1,701
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	(77)			(93)						(148)	(184)	(359)	(367)	(481)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	(27)			8						(37)	185	1,701	175	3,704
Income Tax Expense (Benefit)	7			9						8	18	73	44	8
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(20)			17						(29)	203	1,774	219	3,712
Income (Loss) from Equity Method Investments	0			0						0	0	0	0	0
Equity Account For Subsidiaries	132			105						377	150	(2,163)	(45)	(3,259)
(LOSS) INCOME FROM CONTINUING OPERATIONS	112			122							353	(389)	174	453
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)				122						348	353	(389)	174	453
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	112			122						348	353	(389)	174	453
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	0			0						0	0	0	0	0
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
Labor and Related Expense	0			0						0	0	0	0	0
Other Cost and Expense, Operating	0			0						0	1	1	4	9
Depreciation	0			0						0	0	0	0	0
Amortization of Intangible Assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(1,528)
Total expenses	0			0						0	1	1	4	(1,519)
OPERATING (LOSS) INCOME	0			0						0	1	1	4	(1,519)
Investment income from Group undertakings	16			18						29	318	742	112	4,634
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													(171)
Interest Expense	(9)			(8)						(17)	(17)	(35)	(43)	(99)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	7			10						12	302	708	(98)	3,016
Income Tax Expense (Benefit)	(2)			(3)						(2)	(5)	(11)	39	37
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	5			7						10	297	697	(59)	3,053
Income (Loss) from Equity Method Investments	0			0						0	0	0	0	0
Equity Account For Subsidiaries	92			103						310	36	(1,124)	277	(2,048)
(LOSS) INCOME FROM CONTINUING OPERATIONS	97			110							333	(427)	218	1,005
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)				110						320	333	(427)	218	1,005
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	97			110						320	333	(427)	218	1,005
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment Income	3			5						7	10	17	29	36
Other Income	2			0						(183)	96	97	24	1
Total Revenues	890			842						1,755	1,948	3,572	3,467	3,330
Labor and Related Expense	(506)			(494)						(1,051)	(983)	(2,377)	(2,015)	(1,818)
Other Cost and Expense, Operating	(142)			(87)						(246)	(228)	(419)	(571)	(825)
Depreciation	(13)			(14)						(35)	(30)	(63)	(60)	(54)
Amortization of Intangible Assets	(16)			(19)						(32)	(36)	(71)	(74)	(82)
Goodwill impairment charge												(492)
Net (loss) gain on disposal of operations	3			(7)						3	(23)	(28)	7	350
Total expenses	(674)			(621)						(1,361)	(1,300)	(3,450)	(2,713)	(2,429)
OPERATING (LOSS) INCOME	216			221						394	648	122	754	901
Investment income from Group undertakings	5			19						48	14	220	(157)	952
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	(88)			(73)						(173)	(142)	(277)	(332)	(374)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	133			167						269	520	65	265	1,479
Income Tax Expense (Benefit)	(40)			(41)						(87)	(117)	(166)	(117)	(186)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	93			126						182	403	(101)	148	1,293
Income (Loss) from Equity Method Investments	(5)			(3)						8	10	(4)	4	16
Equity Account For Subsidiaries	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	88			123							413	(105)	152	1,309
Discontinued operations, net of tax				1							1	0	1	0
Net income (loss)	88			124						190	414	(105)	153	1,309
Net Income (Loss) Attributable to Noncontrolling Interest	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	86			122						184	405	(118)	137	1,294
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees	0			0						0	0	0	0	0
Investment Income	(3)			(3)						(6)	(6)	(11)	(11)	(10)
Other Income	0			0						186	(93)	(93)	(22)	0
Total Revenues	(3)			(3)						180	(99)	(104)	(33)	(10)
Labor and Related Expense	0			0						0	0	0	0	15
Other Cost and Expense, Operating	56			3						56	4	3	(2)	(19)
Depreciation	0			0						0	0	0	0	0
Amortization of Intangible Assets	2			4						4	6	12	6	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	(3)			7						(3)	23	25	(3)	(1,087)
Total expenses	55			14						57	33	40	1	(1,091)
OPERATING (LOSS) INCOME	52			11						237	(66)	(64)	(32)	(1,101)
Investment income from Group undertakings	(166)			(181)						(355)	(780)	(3,290)	(672)	(7,287)
Make Whole On Repurchase And Redemption Of Senior Notes And Write Off Of Unamortized Debt Issuance Costs													0
Interest Expense	152			151						296	299	586	620	788
(Loss) income from continuing operations before income taxes and interest in earnings of associates	38			(19)						178	(547)	(2,768)	(84)	(7,600)
Income Tax Expense (Benefit)	6			(6)						4	(7)	3	2	1
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	44			(25)						182	(554)	(2,765)	(82)	(7,599)
Income (Loss) from Equity Method Investments	2			2						4	4	9	8	7
Equity Account For Subsidiaries	(341)			(331)						(1,038)	(541)	3,690	(455)	4,840
(LOSS) INCOME FROM CONTINUING OPERATIONS	(295)			(354)							(1,091)	934	(529)	(2,752)
Discontinued operations, net of tax				0							0	0	0	0
Net income (loss)				(354)						(852)	(1,091)	934	(529)	(2,752)
Net Income (Loss) Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (295)			$ (354)						$ (852)	$ (1,091)	$ 934	$ (529)	$ (2,752)